Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	412,698,389
Proposed Maximum Offering Price per Unit	2.075
Maximum Aggregate Offering Price	$ 856,349,157
Fee Rate	0.01531%
Amount of Registration Fee	$ 131,107.06
Offering Note

(1)

Represents the shares of common stock, $0.0001 par value per share (the “Common Stock”), of SAB Biotherapeutics, Inc. (the “Registrant”) that will be offered for resale by the selling stockholders pursuant to the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of additional shares of common stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder.

(2)

Consists of 250,000,000 shares of Common Stock, which includes (i) 100,000,000 shares of Common Stock issuable upon conversion of 1,000,000 shares (the “Shares”) of the Company’s Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”), (ii) 100,000,000 shares of Common Stock, issuable upon conversion of 1,000,000 shares of Series B Preferred Stock which are issuable upon exercise of Enrollment Date Series B Preferred Stock purchase Warrants, and (iii) 50,000,000 shares of Common Stock issuable upon conversion of 500,000 shares of Series B Preferred Stock which are issuable upon exercise of Release Date Series B Preferred Stock Purchase Warrants.

(3)

This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant’s common stock on August 29, 2025, as reported on the Nasdaq Capital Market.